BUSINESS (Details) (USD $)	0 Months Ended	3 Months Ended	0 Months Ended	3 Months Ended		12 Months Ended
	Nov. 01, 2013	Mar. 31, 2014 item	Sep. 30, 2012 Parent	Mar. 31, 2014 Parent	Mar. 31, 2013 Parent	Dec. 31, 2013 Parent	Dec. 31, 2012 Parent
BUSINESS
Stock split ratio for common stock outstanding	1,000,000
Number of core areas of operations		3
Related party transactions
Expenses directly related to operations paid by the Parent company			$ 0	$ 1,121,060	$ 913,804	$ 3,562,295	$ 1,063,023
Reimbursement expenses				$ 0	$ 0	$ 1,533,167